Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,483,000	$ 8,960,000
Valuation allowance	(10,483,000)	(8,960,000)
Net deferred tax asset